Long-term Inventories	12 Months Ended
Dec. 31, 2012
Long-term Inventories
Long-term Inventories

5.                                                        Long-term Inventories

	December 31	December 31,
	2012	2011

Finished goods	$28,692	$5,248,237

Long-term inventories represent H5N1 vaccines with remaining shelf lives over one year. These vaccines are for government stockpiling purposes. The amount of H1N1 vaccines with expired shelf lives was $1,098,997 as at December 31, 2012. Since government inspection has not been completed, a full provision of $1,098,997 (2011 - $nil) was recognized as cost of sales in the current year.